Share Based Compensation - Restricted Shares Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity award - restricted shares
Numbers of Shares
Beginning balance (in shares)	512,782	512,782	2,805,556
Granted (in shares)	1,139,940	0	512,782
Vested (in shares)	(298,704)	0	(2,805,556)
Ending balance (in shares)	1,354,018	512,782	512,782
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 10.16	$ 10.16	$ 0.02
Granted (in dollars per share)	0.64	0	10.16
Vested (in dollars per share)	10.16	0	0.02
Ending balance (in dollars per share)	$ 2.15	$ 10.16	$ 10.16
Restricted Stock Units (RSUs)
Numbers of Shares
Beginning balance (in shares)	3,952,530	263,621	0
Granted (in shares)	17,166,304	4,106,498	263,621
Vested (in shares)	(2,031,624)	(384,585)	0
Forfeited (in shares)	(2,050,651)	(33,004)
Ending balance (in shares)	17,036,559	3,952,530	263,621
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 7.12	$ 10.30	$ 0
Granted (in dollars per share)	1.48	7.10	10.30
Vested (in dollars per share)	5.50	8.84	0
Forfeited (in dollars per share)	2.45	10.09
Ending balance (in dollars per share)	$ 2.19	$ 7.12	$ 10.30